LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

NOTE 6. LEASES

Operating Leases

As of December 31, 2021, the Company leased a total of nine SNFs from owners unaffiliated with the Company under non-cancelable leases, most of which had rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs.

On December 30, 2022, the Company and Spring Valley entered into a Lease Termination Agreement relating to the lease of the following eight nursing facilities: the Powder Springs facility, the Thomasville facility, the Jeffersonville facility, the Lumber City facility, the LaGrange facility, the Tara facility, the Oceanside facility and the Savannah Beach facility (collectively, the “Facilities”). The Lease Termination Agreement terminated the lease effective December 7, 2022 (the “Lease Termination Date”). In connection with the foregoing, the Company entered into certain Operations Transfer Agreements (the “Operations Transfer Agreements”) with the new operators. Pursuant to the Lease Termination Agreement, (a) Spring Valley forgave all past due and current rent, late penalties, and additional rent for taxes due under the lease as of the Lease Termination Date, as well as all accrued and unpaid interest and unpaid principal under the Promissory Note dated September 30, 2022, (b) the Company remains liable to Spring Valley for any nursing home provider fees owed to the State of Georgia arising on or before the Lease Termination Date (“Unpaid Provider Fees”), (c) to fund any reimbursement for Unpaid Provider Fees, the Company agreed to enter into a Promissory Note with a line of credit feature in favor of Spring Valley in the principal sum of $2,700,000 bearing an interest rate of 6.25%, payable monthly over 24 months, secured by the accounts receivables associated with the facilities and earned prior to the Lease Termination Date, and guaranteed by the Company, and (d) except as set forth in the Lease Termination Agreement, Spring Valley, Tenant and the Company agreed to a release of claims.

As of December 31, 2022, the Company leases one SNF facility in Covington, Ohio. The remaining lease term for the Covington facility is approximately 5.6 years. The Company subleases the Covington facility to a third party.

The Company also leases its corporate offices in Suwanee, Georgia.

As of both December 31, 2022 and December 31, 2021, the Company is in compliance with all operating lease financial covenants.

Facility Leased to the Company

The Covington facility is leased under an agreement dated August 26, 2002, as subsequently amended (the “Covington Prime Lease”), by and between the Company and Covington Realty, LLC (“Covington”). On August 1, 2015, the Covington Prime Lease was amended, whereby the parties agreed to: (i) provide consent to the sublease of the facility to a third-party operator; (ii) extend the term of the lease; and (iii) set the annual base rent, effective May 1, 2015, and continuing throughout the lease term, equal to 102% of the immediately preceding lease year’s base rent. On January 11, 2019, the Company and Covington entered into a forbearance agreement (the “Covington Forbearance Agreement”), whereby the Company and Covington agreed to: (i) extend the lease term from April 30, 2025 until April 30, 2029 (the “Term”); (ii) reduce the base rent by approximately $0.8 million until April 30, 2025, the remainder of the prior lease term; and (iii) relieve the Company from approximately $0.5 million of outstanding lease amounts (the “Rent Due”) as of December 31, 2018. Covington has released the Company of 2/3 of the Rent Due and will release the remaining 1/3 of Rent Due on December 31, 2023, assuming the Company and its sublessee remains in compliance with the lease. During each of December 2021 and December 2022, the Company recognized approximately $0.1 million as a reduction of “Facility rent expense” on our consolidated statements of operations from the respective portions of forgiven rent.

Future Minimum Lease Payments

Future minimum lease payments for each of the next five years ended December 31, and thereafter are as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2023	$648	$(54)	$594
2024	633	(73)	560
2025	645	(118)	527
2026	658	(162)	496
2027	671	(203)	468
Thereafter	915	(334)	581
Total	$4,170	$(944)	$3,226

(1)	Weighted average discount rate 7.98%

Lessor

Facilities Leased or Subleased by the Company

As of December 31, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company) to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company, as applicable.

As of December 31, 2022, the Company leased or subleased 11 facilities to third-party tenants on a triple net basis. The reduction in facilities leased by the Company is the result of the Lease Termination Agreement described above, whereby the Company terminated its lease (and related subleases) of eight SNFs.

The weighted average remaining lease term for our facilities is 5.6 years.

Below is a description of the leases with the Company as lessor as of December 31, 2022.

Aspire. On November 30, 2018, the Company subleased five facilities located in Ohio to affiliates (collectively, “Aspire Sublessees”) of Aspire Regional Partners, Inc. (“Aspire”). The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Aspire Facilities are comprised of 5 facilities: (i) a 94-bed SNF located in Covington, Ohio (the “Covington Facility”); (ii) an 80-bed assisted living facility located in Springfield, Ohio (the “Eaglewood ALF Facility”); (iii) a 99-bed SNF located in Springfield, Ohio (the “Eaglewood Care Center Facility”); (iv) a 50-bed SNF located in Greenfield, Ohio (the “H&C of Greenfield Facility”); and (v) a 50-bed SNF located in Sidney, Ohio (the “Pavilion Care Facility”). Under the Aspire Subleases, a default related to an individual facility may cause a default under all the Aspire Subleases. Each sublease has an initial term of 10 years, with renewal options, except for the H&C of Greenfield Facility, which has an initial five year term, and set annual rent increases generally commencing in the third lease year. From month seven of the Aspire Subleases, monthly rent amounts may increase based on each facility’s prior month occupancy, with minimum annual rent escalations of at least 1% generally commencing in the third lease year. Minimum rent receivable for the Covington Facility, the Eaglewood ALF Facility, the Eaglewood Care Center Facility, the H&C of Greenfield Facility and the Pavilion Care Facility for the year ended December 31, 2019 (the first lease year) was $0.4 million, $0.5 million, $0.4 million, $0.2 million and $0.2 million per annum, respectively. For the year ended December 31, 2020, minimum rent receivable increased for the Covington and the Eaglewood ALF Facility to $0.5 million and $0.6 million per annum, respectively. The set annual rent increases, mentioned above, commenced on December 1, 2021.

Symmetry. Affiliates of Symmetry Healthcare Management, LLC (“Symmetry” or “Symmetry Healthcare”) (collectively the “Symmetry Tenants”) leased the following facilities from the Company, pursuant to separate lease agreements which expire in 2030 (the “Symmetry Leases”): (i) the Company’s 106-bed, SNF located in Sylvia, North Carolina (the “Mountain Trace Facility”); (ii) the Company’s 96-bed, SNF located in Sumter, South Carolina (the “Sumter Facility”); and (iii) the Company’s 84-bed, SNF located in Georgetown, South Carolina (the “Georgetown Facility”).

On February 28, 2019, the Company and the Mountain Trace tenant mutually terminated the lease with respect to the Mountain Trace Facility and operations at the facility were transferred to Vero Health X, LLC, an affiliate of Vero Health Management, LLC (both “Vero Health”). On November 1, 2022, the Company and the Sumter and Georgetown tenants mutually terminated the leases for the Sumter and Georgetown facilities and operations for those facilities were transferred to an affiliate of Oak Hollow Healthcare Management, LLC.

Vero Health. On February 28, 2019, the Company entered into a lease agreement (the “Vero Health Lease”) with Vero Health, providing that Vero Health would take possession of and operate the Mountain Trace Facility located in North Carolina. The Vero Health Lease became effective, upon the termination of the prior Mountain Trace Tenant mutual lease termination on March 1, 2019. The Vero Health Lease is for an initial term of 10 years, with renewal options, is structured as a triple net lease and rent for the Mountain Trace Facility is approximately $0.5 million per year, with an annual 2.5 % rent escalation clause.

Oak Hollow Healthcare Management. On November 1, 2022, the Company entered into two lease agreements (“the Oak Hollow Lease”) with Oak Hollow Healthcare Management, providing that Oak Hollow would take possession of and operate the Georgetown and Sumter Facilities located in South Carolina. The Oak Hollow Lease became effective, upon the termination of the prior Georgetown and Sumter Tenant mutual lease termination on November 1, 2022. The Oak Hollow Leases are for an initial term of 10 years, with renewal options, is structured as a triple net leases and rent for the Georgetown and Sumter Facilities are approximately $0.3 and $.4 million per year, respectfully. Both leases have annual 2.5 % rent escalation clauses.

C.R. Management. Since 2015, the Company has leased six facilities to affiliates of C.R. Management (“CRM”), pursuant to a long-term, triple net operating lease. On December 14, 2021, CRM and the Alabama Department of Public Health (the “ADPH”) entered into two Consent Agreements (one for the ALF and one for the SCALF, collectively a multi-campus) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility. On December 14, 2021, the State Board of Health for the State of Alabama issued final administrative Consent Orders with respect to the Consent Agreements. The action imposed by the State of Alabama was a violation of the lease and put CRM in violation of all six facilities with the Company.

The Company and CRM agreed to take back three skilled nursing facilities and one assisted living facility, and the Company became the licensed operator and Peach Health Group agreed to manage the facilities. Currently, CRM leases two skilled nursing facilities, Autumn Breeze and Coosa Valley, from the Company.

Future Minimum Lease Receivables

(Amounts in 000’s)
2023	$6,256
2024	6,187
2025	6,034
2026	5,362
2027	5,445
Thereafter	11,605
Total	$40,888

The following table summarizes the Company’s leases to third-parties as of December 31, 2022. Each lease is structured as “triple-net” and contains specific rent escalation amounts ranging from 1.0% to 3.0% annually. Further, each lease has one or more renewal options. For those facilities subleased by the Company, the renewal option in the sublease agreement is dependent on the Company’s renewal of the prime lease agreement.

		Expiration	2023
Facility Name	Operator Affiliation (1)	Date	Annual Rent
			(Thousands)
Owned
Eaglewood Village	Aspire Regional Partners	11/30/2028	$630
Eaglewood Care Center	Aspire Regional Partners	11/30/2028	813
Hearth & Care of Greenfield	Aspire Regional Partners	11/30/2023	311
The Pavilion Care Center	Aspire Regional Partners	11/30/2028	340
Autumn Breeze Healthcare Center	C.R. Management	9/30/2025	962
Coosa Valley Health Care	C.R. Management	8/31/2030	1,072
Georgetown Healthcare & Rehabilitation	Oak Hollow Healthcare Management	10/31/2032	337
Mountain Trace Rehabilitation and Nursing Center	Vero Health Management	2/28/2029	528
Sumter Valley Nursing and Rehab Center	Oak Hollow Healthcare Management	10/31/2032	450
Subtotal Owned Facilities (10)			$5,443
Leased
Covington Care Center	Aspire Regional Partners	11/30/2028	813
Subtotal Leased Facilities (1)			$813
Total (11)			$6,256

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.